                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                          HIGH YIELD VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004

High Yield Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 HIGH YIELD VARIABLE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------

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BONDS - 96.0%
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
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.2%
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                    $465,000            $481,275
--------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                             185,000             210,437
--------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                               350,000             354,375
--------------------------------------------------------------------------------------------------------------------------
Emmis Operations Co., 6.875%, 2012                                                             185,000             191,937
--------------------------------------------------------------------------------------------------------------------------
Fisher Communications, Inc., 8.625%, 2014##                                                     60,000              62,400
--------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                        510,000             471,750
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 270,000             290,250
--------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                           160,000             141,600
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0%, to 2006, 12.25% to 2009                                       600,000             514,500
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                   145,000             145,000
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                205,000             215,250
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                             31,000              36,270
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,115,044
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                                                $215,000            $230,587
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                               310,000             313,875
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                      460,000             483,000
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                             145,000             161,312
--------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                            230,000             246,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,434,874
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                         $80,685             $64,291
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                        74,347              57,189
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                       176,962             141,704
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       250,379             193,642
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $456,826
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                                                  $235,000            $235,000
--------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008*                                                  395,000                 494
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $235,494
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                                                   $740,775              $3,704
--------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045##                                                                 165,567             138,078
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2029                                                      150,000             159,054
--------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                               165,000             163,908
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 7.7848%, 2033##                                          145,000             162,577
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8989%, 2034##                                     192,000             217,044
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                                   500,000             528,084
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,372,449
--------------------------------------------------------------------------------------------------------------------------
Automotive - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                  $155,000            $145,700
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                                                         100,000             105,750
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                                                      110,000             124,850
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                            95,000             114,712
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                                           225,000             226,125
--------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                                             170,000             168,300
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     $85,000             $67,575
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                   145,000             134,850
--------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                       365,000             389,638
--------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010*##                                                           45,000              18,450
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                         315,000             359,100
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                             214,000             244,495
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                179,000             213,010
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,312,555
--------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                        $165,000            $160,463
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
--------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                          355,000             370,087
--------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                 $150,000            $147,187
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                     510,000             396,525
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                      915,000             704,550
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   120,000             119,250
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009##                                                             200,000             212,500
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                215,000             215,537
--------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                                               195,000             242,775
--------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                140,000             146,300
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                              35,000              33,863
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              180,000             191,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,780,274
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                        $150,000            $160,125
--------------------------------------------------------------------------------------------------------------------------
Building - 1.6%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                    $130,000            $142,025
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                              290,000             287,100
--------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                 204,000             231,540
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                              90,000              99,450
--------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                                                     155,000             162,363
--------------------------------------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                                           220,000             219,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,141,928
--------------------------------------------------------------------------------------------------------------------------
Business Services - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                             $280,000            $303,800
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                 5,000               5,300
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                          235,000             235,000
--------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                                             235,000             239,700
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      350,000             378,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,161,800
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.6%
--------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                                                   $195,000            $214,500
--------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                            135,000             145,800
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           525,000             598,500
--------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029##                                                                  260,000             265,200
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                     $390,000            $409,500
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                                           100,000              53,000
--------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                280,000             353,500
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                      285,000             235,125
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                               475,000             532,000
--------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                    EUR 15,000              20,137
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                             $130,000             141,863
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           130,000             150,800
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                         110,000             116,600
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                        100,000             107,500
--------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               225,000             232,313
--------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                               145,000             140,650
--------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                      535,000             465,450
--------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                220,000             242,000
--------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                             425,000             448,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,872,813
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Crystal U.S.Holdings LLC, 0% to 2009, 10.5% to 2014                                           $355,000            $212,112
--------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                                   105,000             108,150
--------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                                          205,000             208,331
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $528,593
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.9%
--------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                    $245,000            $278,075
--------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                           75,000              82,125
--------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                         50,000              50,875
--------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                            210,000             222,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $633,675
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp.of America, 9.875%, 2009                                                     $120,000            $133,950
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp.of America, 7.5%, 2011                                                        150,000             158,437
--------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                   140,000             144,375
--------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                  242,000             245,327
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $682,089
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013##                                                              $250,000            $263,125
--------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                                       205,000             217,300
--------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                          305,000             289,750
--------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                   270,000             229,500
--------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                          EUR 305,000             361,107
--------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                                                               $210,000             219,450
--------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                            160,000             142,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,722,632
--------------------------------------------------------------------------------------------------------------------------
Containers - 3.3%
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                      $425,000            $473,875
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                    140,000             162,750
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                                       $235,000            $242,344
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.5%, 2012##                                                        60,000              61,200
--------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                      270,000             301,050
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              600,000             639,000
--------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                         150,000             167,250
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        355,000             305,300
--------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                                            45,000              35,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,388,319
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                    $225,000            $230,062
--------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                                                               55,000              61,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $291,662
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                           $21,110             $20,872
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                          177,000             198,417
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                               159,000             173,310
--------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                       84,000             127,680
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $520,279
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                                             $145,000            $154,425
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                                                             99,000             104,692
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          495,000             517,275
--------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                                           135,000             150,525
--------------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6%, 2012                                                      146,000             164,980
--------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                                                        75,000              78,188
--------------------------------------------------------------------------------------------------------------------------
Plains E&P Co., 7.125%, 2014##                                                                 105,000             112,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,282,960
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.6%
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                           $140,000            $143,850
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                                                        275,000             291,500
--------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                                                       130,000             137,800
--------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013##                                                                   65,000              67,356
--------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                 215,000             221,987
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   320,000             302,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,164,893
--------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                                                   $105,000            $108,675
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012                                                           $415,000            $444,050
--------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                                                     185,000             175,750
--------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                  225,000             235,688
--------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                    250,000             278,750
--------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                  EUR 80,000             106,898
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,241,136
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 4.8%
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated,  Inc., 8.55%, 2010                                                      $400,000            $429,000
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                            45,000              44,100
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         240,000             258,000
--------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A.de C.V., 13.75%, 2009*##                                               360,000             224,550
--------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                            630,000             741,825
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                               70,000              78,225
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                              260,000             297,050
--------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                           205,000             226,012
--------------------------------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009                                                               210,000             221,550
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                             260,000             293,800
--------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                                              275,000             283,250
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                          195,000             211,575
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          125,000             130,625
--------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014##                                                           85,000              89,038
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,528,600
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.1%
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014##                                                                   $210,000            $222,600
--------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                 380,000             386,650
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                       80,000              91,200
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                      375,000             433,125
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                              195,000             226,688
--------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                 115,000             120,750
--------------------------------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                                             265,000             266,325
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                            115,000             132,250
--------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                         60,000              65,700
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                   140,000             159,075
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 410,000             452,537
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      200,000             200,500
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      135,000             138,375
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                     210,000             223,650
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        330,000             373,313
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                              245,000             249,288
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,742,026
--------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
--------------------------------------------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012##                                                         $65,000             $67,925
--------------------------------------------------------------------------------------------------------------------------
Industrial - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                       $325,000            $357,500
--------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                           210,000             221,550
--------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                                           235,000             249,100
--------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                        200,000             226,000
--------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                                       215,000             221,450
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          305,000             292,038
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                              50,000              53,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,621,263
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.9%
--------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                                                   EUR 150,000            $183,653
--------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                         $190,000             212,800
--------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                              210,000             223,650
--------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                  220,000             248,600
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                         EUR 200,000             277,189
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                               $85,000              97,962
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                     340,000             384,200
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               200,000             192,500
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                              175,000             164,063
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                 170,000             150,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,135,492
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                         $255,000            $276,994
--------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                                                      160,000             171,200
--------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                140,000             142,800
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                            174,000             194,010
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                        535,000             605,039
--------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                       260,000             279,500
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                             240,000             214,800
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                                         210,000             219,450
--------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                                            190,000             195,225
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,299,018
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                            $185,000            $194,712
--------------------------------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                                                      160,000             160,400
--------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                                         239,054             203,196
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                          200,000             212,500
--------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                                                  280,000             308,700
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2002*                                                105,000             101,325
--------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                            175,000             191,188
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                             220,000             237,600
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                             140,000             138,250
--------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                              250,000             250,000
--------------------------------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                                                EUR 105,000             135,736
--------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.5%, 2009                                                              $260,000             288,600
--------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                   73,000              83,585
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,505,792
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
--------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                            $275,000            $303,187
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.5%
--------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                                $320,000            $380,800
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                             205,000             219,350
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                 555,000             535,575
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              390,000             390,975
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                  105,000             112,653
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014##                                                 $110,000            $110,836
--------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.5%, 2010                                                       173,000             201,329
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              573,000             628,868
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,580,386
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                   $200,000            $220,000
--------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                         180,000             183,150
--------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75%, 2011                                                           260,000             284,050
--------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                            190,000             193,800
--------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625%, 2013                                                               70,000              78,050
--------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                       200,000             226,500
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                                                      140,000             155,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,340,950
--------------------------------------------------------------------------------------------------------------------------
Oils - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                                          $220,000            $259,050
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                               220,000             233,750
--------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    120,000             133,500
--------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 8%, 2014                                                                90,000              91,800
--------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                      200,000             218,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $936,100
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                  $240,000            $237,600
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                 785,000             828,175
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,065,775
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.8%
--------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                    $100,000             $97,500
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                              146,000             181,770
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               151,000             177,425
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2009                                                        555,000             406,537
--------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 11.875%, 2011##                                                               104,000             118,560
--------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                                             150,000             157,500
--------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co.S.A., 8%, 2014##                                               EUR 300,000             365,442
--------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                 $185,000            $203,500
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                            305,000             314,913
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,023,147
--------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                  $360,000            $368,100
--------------------------------------------------------------------------------------------------------------------------
Retailers - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                                       $200,000            $226,500
--------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  505,000             537,825
--------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             360,000             414,000
--------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                                               145,000             137,025
--------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012##                                                      205,000             220,375
--------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                         485,000             497,125
--------------------------------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                                         300,000             321,000
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     $25,000             $27,500
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    120,000             123,000
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                   375,000             328,125
--------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                           170,000             173,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,005,875
--------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                  $320,000            $344,800
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                             $175,000            $198,187
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                                170,000             175,100
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009##                                                           131,000             138,860
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                             150,000             148,500
--------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 270,000             284,175
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                   315,000             329,962
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      105,000              67,725
--------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013                                                                 200,000             217,500
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                    1,175,000           1,263,125
--------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                            135,000             124,200
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             205,000             202,950
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                             60,000              61,050
--------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                  215,000             223,063
--------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                          210,000             218,663
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,653,060
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.5%
--------------------------------------------------------------------------------------------------------------------------
AT & T Corp., 7.3%, 2011                                                                      $314,000            $351,287
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       195,000             214,500
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                          223,000             227,739
--------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                255,000             279,225
--------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                         215,000             210,700
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                                        168,000             166,530
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                                        238,000             229,372
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.735%, 2014                                                                         37,000              35,057
--------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                       315,000             281,138
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                    210,000             217,875
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                    295,000             324,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                                            905,000           1,056,588
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                              200,000             192,000
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                245,000             243,775
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,030,286
--------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                            $155,000            $161,587
--------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012                                                                          80,000              89,300
--------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012                                                                    51,000              56,610
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $307,497
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.4%
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                      $345,000            $388,987
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                          300,000             338,250
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co.LLC, 8.25%, 2012##                                                  300,000             331,500
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      150,000             103,500
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                   660,000             498,300
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   280,000             305,200
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                          195,000             220,350
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                            195,000             185,737
--------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             250,000             279,064
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 332,000             362,169
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                          195,000             204,750
--------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                            320,000             348,800
--------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011*                                                  200,000             176,000
--------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012##                                                                  50,000              51,625
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   230,000             246,388
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                        70,000              75,775
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                            80,000              85,900
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                            210,000             228,113
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012##                                                        105,000             107,100
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 8.625%, 2014##                                                       160,000             173,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,711,108
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                           $250,000            $228,125
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $69,173,184)                                                                     $70,568,070
--------------------------------------------------------------------------------------------------------------------------

STOCKS - 1.0%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%
--------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                                               3,536             $35,926
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                       3,053            $189,500
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.0%
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                       2,332             $25,652
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                           31                $713
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                        5,078             $85,057
--------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                          15,066             175,067
--------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                             7,740              15,393
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $275,517
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.3%
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                       10,070            $207,241
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,285,694)                                                                        $734,549
--------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.3%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II, 6.5%                                                             2,925            $152,919
--------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8.00%*                                                      11                 910
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $153,829
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB, 0.0%*                                                                  5,040             $57,413
--------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $174,956)                                                    $211,242
--------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0%
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
--------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10.0%                                                                               11                 $54
--------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost $0)                                                        $54
--------------------------------------------------------------------------------------------------------------------------

WARRANTS - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Metronet Communications Corp.(Broadcast & Cable TV) ##*                                            600                  $6
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.                                                                1,000                   0
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.                                                                1,100                   0
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.(Specialty Chemicals) *                                                     51                  51
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.(Basic Industry) *                                                      2,705                 541
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc.(Broadcast & Cable TV) *                                                   425              27,200
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A"(Telephone Services) *                                                 397                 330
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B"(Telephone Services) *                                                 298                 179
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C"(Telephone Services) *                                                 298                 116
--------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $219,298)                                                                         $28,423
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $368,000            $368,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      384,000             384,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                   $752,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $71,605,132)                                                               $72,294,338
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.6%                                                                           1,193,514
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $73,487,852
--------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Payment-in-kind security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar. A list of abbreviations is shown below.

EUR = Euro
SEK = Swedish Krona


SEE ATTACHED SCHEDULE.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

(1) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency The notional or exchange contracts. contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                           NET UNREALIZED
                                CONTRACTS TO                                           CONTRACTS           APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE            IN EXCHANGE FOR             AT VALUE            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Sales
10/6/04-11/22/04                EUR 2,347,858              $2,874,793                  $2,917,771             $(42,978)
11/16/04                        SEK   469,274                  62,302                      64,387               (2,085)
                                                           $2,937,095                  $2,982,158             ($45,063)
Purchases
10/6/04-11/22/04                EUR 1,111,396              $1,366,744                  $1,381,274               $14,530
11/16/04                        SEK    69,397                   9,140                       9,522                   382
                                                           $1,375,884                  $1,390,796               $14,912

At September 30,2004,the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     HIGH YIELD VARIABLE ACCOUNT
                ---------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: November 23, 2004
      -----------------

* Print name and title of each signing officer under his or her signature.